TAXES ON INCOME	12 Months Ended
Dec. 31, 2013
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 24% in 2011, 25% in 2012 and 2013 and 26.5% in 2014 and future years.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

The entitlement to the above benefits is conditional upon the Company's fulfilling the conditions stipulated by the Law and regulations published thereunder. Should the Company have failed to meet such requirements, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and the Company could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2013, management believes that the Company is in compliance with all the conditions required by the Law.

Previously, in the event of distribution of dividends from the said tax-exempt income, the amount distributed would have been subject to corporate tax at the rate ordinarily applicable to the Approved or Privileged Enterprise's income. The tax-exempt income attributable to the "Approved Enterprise" programs mentioned above could have been distributed to shareholders without subjecting the Company to taxes only upon the complete liquidation of NICE or its Israeli subsidiary. Tax-exempt income generated under the Company's Privileged Enterprise program would have been subject to taxes upon dividend distribution (which includes the repurchase of the Company's shares) or complete liquidation.

Prior to 2013, the Company did not intend to distribute any amounts of its undistributed tax exempt income as dividends as it intended to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes were provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income was essentially permanent in duration.

In November 2012, as a temporary fiscal raising measure, an order was passed in Israel intended to encourage companies to voluntarily elect for an immediate payment of corporate tax on previously tax-exempted earnings which were earned pursuant to Approved and Privileged Enterprises ("the Order"). The Order did not require the actual distribution of these previously tax-exempted earnings.

The Order provided, for those companies which so elect before November 2013, partial Israeli tax relief calculated on a linear basis: the greater the release of the previously tax-exempted earnings, the higher the relief from corporate tax which otherwise would have applied upon an actual distribution. According to the statutory linear formula provided in the Order, the corporate income tax to be paid would vary from a 6% to a 17.5% effective tax rate.

During September 2013, the Company made the election and duly released all of its previously tax-exempted earnings related to its various Approved and Privileged Enterprise Programs.  As a result of the election and the related settlement of a routine multi-year tax audit, the Company recorded an expense of $19,200 and paid an amount of approximately $32,000. The Company has also committed to make certain investments in "industrial projects" (as defined in the Law) no later than December 31, 2017. The Company believes that this commitment has already been fulfilled during 2013 as part of its existing investment plans. Further to the election, the Company no longer has a tax liability upon future distributions of its tax-exempted earnings.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income (as part of its "Preferred Enterprise"). The Company elected for the Preferred Enterprise regime to apply (the waiver is non-recourse) and is subject to the tax rates as follows: 2012 - 15%, 2013 - 12.5% and 2014 and thereafter - 16%.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost  of purchased know-how and patents  for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Our consolidated tax rate depends on the geographical mix of where our profits are earned. Primarily, our U.S. subsidiaries are subject to federal and state income taxes of approximately 37% and our subsidiaries in the U.K. are subject to corporation tax at a rate of approximately 23%. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2013, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $203,000 with a corresponding unrecognized deferred tax liability of $38,600. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2013, certain subsidiaries had tax loss carry-forwards totaling approximately $118,500 which can be carried forward and offset against taxable income with expiration dates ranging from 2014 and onwards. Approximately $85,000 of these carry-forward tax losses have no expiration date. The balance expires between 2014 and 2032.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2013	2012
Deferred tax assets:
Net operating losses carryforward *)	$25,683	$27,606
Share based payments	6,437	7,655
Reserves, allowances and other	14,618	9,727

Deferred tax assets before valuation allowance	46,738	44,988
Valuation allowance	(12,253)	(14,667)

Deferred tax assets	34,485	30,321

Deferred tax liabilities:
Acquired intangibles	(53,049)	(68,520)

Deferred tax liabilities, net	$(18,564)	$(38,199)

*)	Including deferred taxes on losses for US income tax purposes as of December 31, 2013 and 2012, derived from the exercise of employee stock options in the amount of $7,873 and $9,600, respectively.

	December 31,
	2013	2012

Current deferred tax assets	$15,625	$15,564
Long-term deferred tax assets	3,875	4,615
Current deferred tax liabilities	(223)	(37)
Long-term deferred tax liabilities	(37,841)	(58,341)

Deferred tax liabilities, net	$(18,564)	$(38,199)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2013	2012	2011

Income before taxes on income, as reported in the consolidated statements of income	$83,680	$53,900	$69,649

Statutory tax rate in Israel	25%	25%	24%
Approved, Privileged and Preferred Enterprise benefits *)	8.4%	(11.6)%	(12.8)%
Changes in valuation allowance	(0.9)%	(7.0)%	(0.5)%
Earnings taxed under foreign law	(9.9)%	(17.4)%	(0.4)%
Tax Settlements and other adjustments of prior year provisions	9.9%	(17.3)%	7.1%
Other	1.4%	2.3%	0.4%

Effective tax rate	33.9%	(26.0)%	17.8%

*)
The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status (including the expense related to the election to release previously tax-exempted earnings under the Order described in Note 13(a)(2) above) on net earnings per ordinary share is as follows:

Basic	$(0.12)	$0.10	$0.10

Diluted	$(0.11)	$0.10	$0.10

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2013	2012	2011

Domestic	$68,517	$67,559	$46,858
Foreign	15,163	(13,659)	22,791

	$83,680	$53,900	$69,649

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2013	2012	2011

Current	$45,690	$10,250	$21,136
Deferred	(17,285)	(24,244)	(8,750)

	$28,405	$(13,994)	$12,386

Domestic	$30,900	$16,856	$5,764
Foreign	(2,495)	(30,850)	6,622

	$28,405	$(13,994)	$12,386

Of which:

	Year ended December 31,
	2013	2012	2011

Domestic Taxes
Current	$32,020	$17,933	$8,097
Deferred	(1,120)	(1,077)	(2,333)

	$30,900	$16,856	$5,764
Foreign Taxes
Current	$13,670	$(7,749)	$13,039
Deferred	(16,165)	(23,101)	(6,417)

	$(2,495)	$(30,850)	$6,622

Taxes on income	$28,405	$(13,994)	$12,386

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2013	2012

Uncertain tax positions, beginning of year	$37,965	$43,435
Increases in tax positions for prior years	4,757	-
Decreases in tax positions for prior years	-	(3,147)
Increases in tax positions for current year	3,563	6,046
Settlements	(11,864)	(7,125)
Expiry of the statute of limitations	(1,263)	(1,244)

Uncertain tax positions, end of year	$33,158	$37,965

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has further accrued $3,864 due to interest related to uncertain tax positions as of December 31, 2013.

During 2013, prior tax years in Israel and the United Kingdom were closed by way of the expiration of the statute of limitations and settlements reached with those tax authorities through routine tax audits.  In consideration of the settlement of these aforementioned tax audits in Israel, together with the Company's election pursuant to the Order, we recorded an expense of $19,200 and paid an amount of approximately $32,000. The Company is currently in the process of routine Israeli income tax audits for the tax years 2009 through 2012. As of December 31, 2013, the Company is still subject to further Israeli income tax audits for the tax year of 2013, to U.S. federal income tax audits for the tax years of 2010 through 2013 and to other income tax audits for the tax years of 2008 through 2013.